Real Estate And Accumulated Depreciation (Schedule Of Real Estate And Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Total
Property, Encumbrances	$ 584,578
Property Initial Cost, Land	630,073
Property Initial Cost, Ground Lease	14,210
Property Initial Cost, Building and Improvements	2,819,652
Property Costs, Capitalized Subsequent to Acquisition	938,785
Property Gross Amount Carried at December 31,2010, Land	647,017
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,755,703
Property Gross Amount Carried at December 31,2010, Total	4,402,720
Property, Accumulated Depreciation	452,474
Investments in Real Estate	3,950,246	3,536,114
Parent Company [Member]
Real Estate and Accumulated Depreciation [Line Items]
Investments in Real Estate	3,950,246	3,536,114
Albany Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Albany Street
Year of Property Built	1922/1998
Property, Encumbrances	0
Property Initial Cost, Land	1,942
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	31,293
Property Gross Amount Carried at December 31,2010, Land	1,942
Property Gross Amount Carried at December 31,2010, Building and Improvements	31,551
Property Gross Amount Carried at December 31,2010, Total	33,493
Property, Accumulated Depreciation	5,200
Investments in Real Estate	28,293
Ardentech Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Ardentech Court
Year of Property Built	1997/2008
Property, Encumbrances	0
Property Initial Cost, Land	2,742
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,379
Property Gross Amount Carried at December 31,2010, Land	2,742
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,298
Property Gross Amount Carried at December 31,2010, Total	15,040
Property, Accumulated Depreciation	3,501
Investments in Real Estate	11,539
Ardenwood Venture [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Ardenwood Venture
Year of Property Built	1985
Property, Encumbrances	0
Property Initial Cost, Land	3,550
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,603
Property Gross Amount Carried at December 31,2010, Land	3,550
Property Gross Amount Carried at December 31,2010, Building and Improvements	15,028
Property Gross Amount Carried at December 31,2010, Total	18,578
Property, Accumulated Depreciation	2,851
Investments in Real Estate	15,727
Balboa Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Balboa Avenue
Year of Property Built	1968/2000
Property, Encumbrances	0
Property Initial Cost, Land	1,316
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	9,493
Property Gross Amount Carried at December 31,2010, Land	1,316
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,060
Property Gross Amount Carried at December 31,2010, Total	11,376
Property, Accumulated Depreciation	1,941
Investments in Real Estate	9,435
Bayshore Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bayshore Boulevard
Year of Property Built	2000
Property, Encumbrances	0
Property Initial Cost, Land	3,667
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	22,593
Property Gross Amount Carried at December 31,2010, Land	3,667
Property Gross Amount Carried at December 31,2010, Building and Improvements	30,079
Property Gross Amount Carried at December 31,2010, Total	33,746
Property, Accumulated Depreciation	8,456
Investments in Real Estate	25,290
Beckley Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Beckley Street
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	1,480
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	17,590
Property Gross Amount Carried at December 31,2010, Land	1,480
Property Gross Amount Carried at December 31,2010, Building and Improvements	17,590
Property Gross Amount Carried at December 31,2010, Total	19,070
Property, Accumulated Depreciation	3,097
Investments in Real Estate	15,973
Bernardo Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bernardo Center Drive
Year of Property Built	1974/2008
Property, Encumbrances	0
Property Initial Cost, Land	2,580
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,714
Property Gross Amount Carried at December 31,2010, Land	2,580
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,744
Property Gross Amount Carried at December 31,2010, Total	16,324
Property, Accumulated Depreciation	2,383
Investments in Real Estate	13,941
9911 Belward Campus Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9911 Belward Campus Drive
Year of Property Built	2001
Property, Encumbrances	0
Property Initial Cost, Land	4,160
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	196,814
Property Gross Amount Carried at December 31,2010, Land	4,160
Property Gross Amount Carried at December 31,2010, Building and Improvements	196,814
Property Gross Amount Carried at December 31,2010, Total	200,974
Property, Accumulated Depreciation	28,657
Investments in Real Estate	172,317
9920 Belward Campus Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9920 Belward Campus Drive
Year of Property Built	2000
Property, Encumbrances	0
Property Initial Cost, Land	3,935
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,206
Property Gross Amount Carried at December 31,2010, Land	3,935
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,206
Property Gross Amount Carried at December 31,2010, Total	15,141
Property, Accumulated Depreciation	1,643
Investments in Real Estate	13,498
Center for Life Science Boston [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Center for Life Science Boston
Year of Property Built	2008
Property, Encumbrances	342,149
Property Initial Cost, Land	60,000
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	407,747
Property Gross Amount Carried at December 31,2010, Land	60,000
Property Gross Amount Carried at December 31,2010, Building and Improvements	663,673
Property Gross Amount Carried at December 31,2010, Total	723,673
Property, Accumulated Depreciation	67,847
Investments in Real Estate	655,826
Bridgeview Technology Park I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bridgeview Technology Park I
Year of Property Built	1977/2002
Property, Encumbrances	0
Property Initial Cost, Land	2,493
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	14,716
Property Gross Amount Carried at December 31,2010, Land	2,493
Property Gross Amount Carried at December 31,2010, Building and Improvements	34,058
Property Gross Amount Carried at December 31,2010, Total	36,551
Property, Accumulated Depreciation	7,199
Investments in Real Estate	29,352
Bridgeview Technology Park II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Bridgeview Technology Park II
Year of Property Built	1977/2002
Property, Encumbrances	0
Property Initial Cost, Land	1,522
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,066
Property Gross Amount Carried at December 31,2010, Land	1,522
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,066
Property Gross Amount Carried at December 31,2010, Total	14,588
Property, Accumulated Depreciation	2,218
Investments in Real Estate	12,370
Charles Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Charles Street
Year of Property Built	1911/1986
Property, Encumbrances	0
Property Initial Cost, Land	5,000
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,033
Property Gross Amount Carried at December 31,2010, Land	5,000
Property Gross Amount Carried at December 31,2010, Building and Improvements	7,062
Property Gross Amount Carried at December 31,2010, Total	12,062
Property, Accumulated Depreciation	1,102
Investments in Real Estate	10,960
Coolidge Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Coolidge Avenue
Year of Property Built	1962/1999
Property, Encumbrances	0
Property Initial Cost, Land	2,760
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,102
Property Gross Amount Carried at December 31,2010, Land	2,760
Property Gross Amount Carried at December 31,2010, Building and Improvements	7,346
Property Gross Amount Carried at December 31,2010, Total	10,106
Property, Accumulated Depreciation	1,201
Investments in Real Estate	8,905
Dumbarton Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Dumbarton Circle
Year of Property Built	1990
Property, Encumbrances	0
Property Initial Cost, Land	2,723
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,097
Property Gross Amount Carried at December 31,2010, Land	2,723
Property Gross Amount Carried at December 31,2010, Building and Improvements	5,332
Property Gross Amount Carried at December 31,2010, Total	8,055
Property, Accumulated Depreciation	2,681
Investments in Real Estate	5,374
Eccles Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Eccles Avenue (5)
Year of Property Built	1965/1995
Property, Encumbrances	0
Property Initial Cost, Land	21,257
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	608
Property Gross Amount Carried at December 31,2010, Land	21,257
Property Gross Amount Carried at December 31,2010, Building and Improvements	6,482
Property Gross Amount Carried at December 31,2010, Total	27,739
Property, Accumulated Depreciation	608
Investments in Real Estate	27,131
Eisenhower Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Eisenhower Road
Year of Property Built	1973/2000
Property, Encumbrances	0
Property Initial Cost, Land	416
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	2,614
Property Gross Amount Carried at December 31,2010, Land	416
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,676
Property Gross Amount Carried at December 31,2010, Total	4,092
Property, Accumulated Depreciation	983
Investments in Real Estate	3,109
Elliott Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Elliott Avenue
Year of Property Built	1925/2004
Property, Encumbrances	0
Property Initial Cost, Land	10,124
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	38,911
Property Gross Amount Carried at December 31,2010, Land	10,124
Property Gross Amount Carried at December 31,2010, Building and Improvements	72,469
Property Gross Amount Carried at December 31,2010, Total	82,593
Property, Accumulated Depreciation	6,416
Investments in Real Estate	76,177
21 Erie Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	21 Erie Street
Year of Property Built	1925/2004
Property, Encumbrances	0
Property Initial Cost, Land	3,366
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	18,372
Property Gross Amount Carried at December 31,2010, Land	3,366
Property Gross Amount Carried at December 31,2010, Building and Improvements	18,460
Property Gross Amount Carried at December 31,2010, Total	21,826
Property, Accumulated Depreciation	3,056
Investments in Real Estate	18,770
40 Erie Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	40 Erie Street
Year of Property Built	1996
Property, Encumbrances	0
Property Initial Cost, Land	7,593
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	33,765
Property Gross Amount Carried at December 31,2010, Land	7,593
Property Gross Amount Carried at December 31,2010, Building and Improvements	36,328
Property Gross Amount Carried at December 31,2010, Total	43,921
Property, Accumulated Depreciation	5,621
Investments in Real Estate	38,300
4570 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	4570 Executive Drive
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	7,685
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	48,693
Property Gross Amount Carried at December 31,2010, Land	7,685
Property Gross Amount Carried at December 31,2010, Building and Improvements	48,693
Property Gross Amount Carried at December 31,2010, Total	56,378
Property, Accumulated Depreciation	3,195
Investments in Real Estate	53,183
4775 / 4785 Executive Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	4775 / 4785 Executive Drive
Year of Property Built	2009
Property, Encumbrances	0
Property Initial Cost, Land	10,180
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	17,100
Property Gross Amount Carried at December 31,2010, Land	10,180
Property Gross Amount Carried at December 31,2010, Building and Improvements	17,743
Property Gross Amount Carried at December 31,2010, Total	27,923
Property, Accumulated Depreciation	570
Investments in Real Estate	27,353
500 Fairview Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	500 Fairview Avenue
Year of Property Built	1959/1991
Property, Encumbrances	0
Property Initial Cost, Land	0
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	3,285
Property Gross Amount Carried at December 31,2010, Land	0
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,548
Property Gross Amount Carried at December 31,2010, Total	3,548
Property, Accumulated Depreciation	2,719
Investments in Real Estate	829
530 Fairview Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	530 Fairview Avenue
Year of Property Built	2008
Property, Encumbrances	0
Property Initial Cost, Land	2,703
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	694
Property Gross Amount Carried at December 31,2010, Land	2,703
Property Gross Amount Carried at December 31,2010, Building and Improvements	44,370
Property Gross Amount Carried at December 31,2010, Total	47,073
Property, Accumulated Depreciation	5,393
Investments in Real Estate	41,680
Faraday Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Faraday Avenue
Year of Property Built	1986
Property, Encumbrances	0
Property Initial Cost, Land	1,370
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,201
Property Gross Amount Carried at December 31,2010, Land	1,370
Property Gross Amount Carried at December 31,2010, Building and Improvements	7,201
Property Gross Amount Carried at December 31,2010, Total	8,571
Property, Accumulated Depreciation	1,140
Investments in Real Estate	7,431
Forbes Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Forbes Boulevard
Year of Property Built	1978
Property, Encumbrances	0
Property Initial Cost, Land	19,250
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,334
Property Gross Amount Carried at December 31,2010, Land	19,250
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,798
Property Gross Amount Carried at December 31,2010, Total	33,048
Property, Accumulated Depreciation	1,446
Investments in Real Estate	31,602
Fresh Pond Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Fresh Pond Research Park
Year of Property Built	1948/2002
Property, Encumbrances	0
Property Initial Cost, Land	3,500
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	18,322
Property Gross Amount Carried at December 31,2010, Land	3,500
Property Gross Amount Carried at December 31,2010, Building and Improvements	25,778
Property Gross Amount Carried at December 31,2010, Total	29,278
Property, Accumulated Depreciation	3,315
Investments in Real Estate	25,963
Gateway Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Gateway Business Park
Year of Property Built	1991-1998
Property, Encumbrances	0
Property Initial Cost, Land	116,851
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,981
Property Gross Amount Carried at December 31,2010, Land	116,851
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,981
Property Gross Amount Carried at December 31,2010, Total	127,832
Property, Accumulated Depreciation	2,889
Investments in Real Estate	124,943
Gazelle Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Gazelle Court
Year of Property Built	2011
Property, Encumbrances	0
Property Initial Cost, Land	10,100
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	1,769
Property Gross Amount Carried at December 31,2010, Land	10,100
Property Gross Amount Carried at December 31,2010, Building and Improvements	57,663
Property Gross Amount Carried at December 31,2010, Total	67,763
Property, Accumulated Depreciation	996
Investments in Real Estate	66,767
George Patterson Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	George Patterson Boulevard
Year of Property Built	1996/2005
Property, Encumbrances	0
Property Initial Cost, Land	1,575
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,029
Property Gross Amount Carried at December 31,2010, Land	1,575
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,654
Property Gross Amount Carried at December 31,2010, Total	14,229
Property, Accumulated Depreciation	1,852
Investments in Real Estate	12,377
Graphics Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Graphics Drive
Year of Property Built	1992/2007
Property, Encumbrances	0
Property Initial Cost, Land	800
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,577
Property Gross Amount Carried at December 31,2010, Land	800
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,481
Property Gross Amount Carried at December 31,2010, Total	14,281
Property, Accumulated Depreciation	3,539
Investments in Real Estate	10,742
Industrial Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Industrial Road
Year of Property Built	2001/2005
Property, Encumbrances	0
Property Initial Cost, Land	12,000
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	41,718
Property Gross Amount Carried at December 31,2010, Land	12,000
Property Gross Amount Carried at December 31,2010, Building and Improvements	57,806
Property Gross Amount Carried at December 31,2010, Total	69,806
Property, Accumulated Depreciation	19,712
Investments in Real Estate	50,094
3525 John Hopkins Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	3525 John Hopkins Court
Year of Property Built	1991
Property, Encumbrances	0
Property Initial Cost, Land	3,993
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	18,183
Property Gross Amount Carried at December 31,2010, Land	3,993
Property Gross Amount Carried at December 31,2010, Building and Improvements	18,464
Property Gross Amount Carried at December 31,2010, Total	22,457
Property, Accumulated Depreciation	652
Investments in Real Estate	21,805
3545-3575 John Hopkins Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	3545-3575 John Hopkins Court
Year of Property Built	1991/2008
Property, Encumbrances	0
Property Initial Cost, Land	3,560
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	19,495
Property Gross Amount Carried at December 31,2010, Land	3,560
Property Gross Amount Carried at December 31,2010, Building and Improvements	35,293
Property Gross Amount Carried at December 31,2010, Total	38,853
Property, Accumulated Depreciation	3,712
Investments in Real Estate	35,141
Kaiser Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Kaiser Drive
Year of Property Built	1990
Property, Encumbrances	0
Property Initial Cost, Land	3,430
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,093
Property Gross Amount Carried at December 31,2010, Land	3,430
Property Gross Amount Carried at December 31,2010, Building and Improvements	16,484
Property Gross Amount Carried at December 31,2010, Total	19,914
Property, Accumulated Depreciation	2,172
Investments in Real Estate	17,742
500 Kendall Street (Kendall D) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	500 Kendall Street (Kendall D)
Year of Property Built	2002
Property, Encumbrances	62,261
Property Initial Cost, Land	3,572
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	166,308
Property Gross Amount Carried at December 31,2010, Land	3,572
Property Gross Amount Carried at December 31,2010, Building and Improvements	166,905
Property Gross Amount Carried at December 31,2010, Total	170,477
Property, Accumulated Depreciation	27,632
Investments in Real Estate	142,845
King of Prussia Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	King of Prussia Road
Year of Property Built	1954/2004
Property, Encumbrances	0
Property Initial Cost, Land	12,813
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	66,152
Property Gross Amount Carried at December 31,2010, Land	12,813
Property Gross Amount Carried at December 31,2010, Building and Improvements	67,215
Property Gross Amount Carried at December 31,2010, Total	80,028
Property, Accumulated Depreciation	12,608
Investments in Real Estate	67,420
Landmark At Eastview [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Landmark at Eastview (6)
Year of Property Built	1958/2008
Property, Encumbrances	0
Property Initial Cost, Land	0
Property Initial Cost, Ground Lease	14,210
Property Initial Cost, Building and Improvements	61,996
Property Gross Amount Carried at December 31,2010, Land	16,944
Property Gross Amount Carried at December 31,2010, Building and Improvements	251,074
Property Gross Amount Carried at December 31,2010, Total	268,018
Property, Accumulated Depreciation	33,092
Investments in Real Estate	234,926
Medical Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Medical Center Drive
Year of Property Built	1995
Property, Encumbrances	0
Property Initial Cost, Land	9,620
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	43,561
Property Gross Amount Carried at December 31,2010, Land	9,620
Property Gross Amount Carried at December 31,2010, Building and Improvements	50,993
Property Gross Amount Carried at December 31,2010, Total	60,613
Property, Accumulated Depreciation	2,226
Investments in Real Estate	58,387
Monte Villa Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Monte Villa Parkway
Year of Property Built	1996/2002
Property, Encumbrances	0
Property Initial Cost, Land	1,020
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,711
Property Gross Amount Carried at December 31,2010, Land	1,020
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,093
Property Gross Amount Carried at December 31,2010, Total	12,113
Property, Accumulated Depreciation	2,157
Investments in Real Estate	9,956
6114-6154 Nancy Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	6114-6154 Nancy Ridge Drive
Year of Property Built	1994
Property, Encumbrances	0
Property Initial Cost, Land	10,100
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	28,611
Property Gross Amount Carried at December 31,2010, Land	10,100
Property Gross Amount Carried at December 31,2010, Building and Improvements	44,989
Property Gross Amount Carried at December 31,2010, Total	55,089
Property, Accumulated Depreciation	4,664
Investments in Real Estate	50,425
6828 Nancy Ridge Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	6828 Nancy Ridge Drive
Year of Property Built	1983/2001
Property, Encumbrances	6,373
Property Initial Cost, Land	2,344
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	9,611
Property Gross Amount Carried at December 31,2010, Land	2,344
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,366
Property Gross Amount Carried at December 31,2010, Total	13,710
Property, Accumulated Depreciation	2,120
Investments in Real Estate	11,590
Science Center At Oyster Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Science Center at Oyster Point
Year of Property Built	2008-2009
Property, Encumbrances	0
Property Initial Cost, Land	19,464
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	89,762
Property Gross Amount Carried at December 31,2010, Land	19,464
Property Gross Amount Carried at December 31,2010, Building and Improvements	89,762
Property Gross Amount Carried at December 31,2010, Total	109,226
Property, Accumulated Depreciation	3,590
Investments in Real Estate	105,636
One Research Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	One Research Way
Year of Property Built	1980/2008
Property, Encumbrances	0
Property Initial Cost, Land	1,813
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,454
Property Gross Amount Carried at December 31,2010, Land	1,813
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,637
Property Gross Amount Carried at December 31,2010, Total	14,450
Property, Accumulated Depreciation	1,077
Investments in Real Estate	13,373
Pacific Center Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Pacific Center Boulevard
Year of Property Built	1991/2008
Property, Encumbrances	0
Property Initial Cost, Land	5,400
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,493
Property Gross Amount Carried at December 31,2010, Land	5,400
Property Gross Amount Carried at December 31,2010, Building and Improvements	14,213
Property Gross Amount Carried at December 31,2010, Total	19,613
Property, Accumulated Depreciation	2,403
Investments in Real Estate	17,210
Pacific Research Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Pacific Research Center
Year of Property Built	2000/2008
Property, Encumbrances	0
Property Initial Cost, Land	74,147
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	142,437
Property Gross Amount Carried at December 31,2010, Land	74,147
Property Gross Amount Carried at December 31,2010, Building and Improvements	258,330
Property Gross Amount Carried at December 31,2010, Total	332,477
Property, Accumulated Depreciation	28,804
Investments in Real Estate	303,673
3500 Paramount Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	3500 Paramount Parkway
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	1,080
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	14,535
Property Gross Amount Carried at December 31,2010, Land	1,080
Property Gross Amount Carried at December 31,2010, Building and Improvements	14,535
Property Gross Amount Carried at December 31,2010, Total	15,615
Property, Accumulated Depreciation	756
Investments in Real Estate	14,859
Patriot [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Patriot Drive
Year of Property Built	1984/2001
Property, Encumbrances	0
Property Initial Cost, Land	848
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	6,906
Property Gross Amount Carried at December 31,2010, Land	848
Property Gross Amount Carried at December 31,2010, Building and Improvements	6,906
Property Gross Amount Carried at December 31,2010, Total	7,754
Property, Accumulated Depreciation	349
Investments in Real Estate	7,405
Phoenixville Pike [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Phoenixville Pike
Year of Property Built	1989/2008
Property, Encumbrances	0
Property Initial Cost, Land	1,204
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,087
Property Gross Amount Carried at December 31,2010, Land	1,204
Property Gross Amount Carried at December 31,2010, Building and Improvements	22,923
Property Gross Amount Carried at December 31,2010, Total	24,127
Property, Accumulated Depreciation	4,799
Investments in Real Estate	19,328
Road To The Cure [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Road to the Cure
Year of Property Built	1977/2007
Property, Encumbrances	0
Property Initial Cost, Land	4,430
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	19,128
Property Gross Amount Carried at December 31,2010, Land	4,430
Property Gross Amount Carried at December 31,2010, Building and Improvements	23,040
Property Gross Amount Carried at December 31,2010, Total	27,470
Property, Accumulated Depreciation	4,516
Investments in Real Estate	22,954
San Diego Science Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	San Diego Science Center
Year of Property Built	19732002
Property, Encumbrances	0
Property Initial Cost, Land	3,871
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	21,875
Property Gross Amount Carried at December 31,2010, Land	3,871
Property Gross Amount Carried at December 31,2010, Building and Improvements	24,089
Property Gross Amount Carried at December 31,2010, Total	27,960
Property, Accumulated Depreciation	4,607
Investments in Real Estate	23,353
10240 Science Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	10240 Science Center Drive
Year of Property Built	2002
Property, Encumbrances	0
Property Initial Cost, Land	4,079
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	12,124
Property Gross Amount Carried at December 31,2010, Land	4,079
Property Gross Amount Carried at December 31,2010, Building and Improvements	12,144
Property Gross Amount Carried at December 31,2010, Total	16,223
Property, Accumulated Depreciation	554
Investments in Real Estate	15,669
Science Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Science Center Drive
Year of Property Built	1995
Property, Encumbrances	0
Property Initial Cost, Land	2,630
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	16,029
Property Gross Amount Carried at December 31,2010, Land	2,630
Property Gross Amount Carried at December 31,2010, Building and Improvements	16,049
Property Gross Amount Carried at December 31,2010, Total	18,679
Property, Accumulated Depreciation	2,959
Investments in Real Estate	15,720
Shady Grove Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Shady Grove Road
Year of Property Built	2003
Property, Encumbrances	146,581
Property Initial Cost, Land	28,895
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	197,548
Property Gross Amount Carried at December 31,2010, Land	28,895
Property Gross Amount Carried at December 31,2010, Building and Improvements	200,889
Property Gross Amount Carried at December 31,2010, Total	229,784
Property, Accumulated Depreciation	29,207
Investments in Real Estate	200,577
Sidney Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sidney Street
Year of Property Built	2000
Property, Encumbrances	26,400
Property Initial Cost, Land	7,579
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	50,459
Property Gross Amount Carried at December 31,2010, Land	7,579
Property Gross Amount Carried at December 31,2010, Building and Improvements	50,530
Property Gross Amount Carried at December 31,2010, Total	58,109
Property, Accumulated Depreciation	8,328
Investments in Real Estate	49,781
Sorrento Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sorrento Plaza
Year of Property Built	1978/2003
Property, Encumbrances	0
Property Initial Cost, Land	2,364
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,946
Property Gross Amount Carried at December 31,2010, Land	2,364
Property Gross Amount Carried at December 31,2010, Building and Improvements	6,276
Property Gross Amount Carried at December 31,2010, Total	8,640
Property, Accumulated Depreciation	312
Investments in Real Estate	8,328
11388 Sorrento Valley Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	11388 Sorrento Valley Road
Year of Property Built	2000
Property, Encumbrances	0
Property Initial Cost, Land	2,366
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	8,514
Property Gross Amount Carried at December 31,2010, Land	2,366
Property Gross Amount Carried at December 31,2010, Building and Improvements	8,684
Property Gross Amount Carried at December 31,2010, Total	11,050
Property, Accumulated Depreciation	463
Investments in Real Estate	10,587
Sorrento Valley Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sorrento Valley Boulevard
Year of Property Built	1982
Property, Encumbrances	0
Property Initial Cost, Land	4,140
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	15,036
Property Gross Amount Carried at December 31,2010, Land	4,140
Property Gross Amount Carried at December 31,2010, Building and Improvements	15,070
Property Gross Amount Carried at December 31,2010, Total	19,210
Property, Accumulated Depreciation	2,145
Investments in Real Estate	17,065
Sorrento West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Sorrento West
Year of Property Built	1974-1984
Property, Encumbrances	0
Property Initial Cost, Land	13,455
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,990
Property Gross Amount Carried at December 31,2010, Land	13,455
Property Gross Amount Carried at December 31,2010, Building and Improvements	17,734
Property Gross Amount Carried at December 31,2010, Total	31,189
Property, Accumulated Depreciation	1,252
Investments in Real Estate	29,937
Spring Mill Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Spring Mill Drive
Year of Property Built	1988
Property, Encumbrances	0
Property Initial Cost, Land	1,074
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	7,948
Property Gross Amount Carried at December 31,2010, Land	1,074
Property Gross Amount Carried at December 31,2010, Building and Improvements	8,811
Property Gross Amount Carried at December 31,2010, Total	9,885
Property, Accumulated Depreciation	1,648
Investments in Real Estate	8,237
Trade Centre Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Trade Centre Avenue
Year of Property Built	1997
Property, Encumbrances	0
Property Initial Cost, Land	3,275
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	15,404
Property Gross Amount Carried at December 31,2010, Land	3,275
Property Gross Amount Carried at December 31,2010, Building and Improvements	15,404
Property Gross Amount Carried at December 31,2010, Total	18,679
Property, Accumulated Depreciation	2,561
Investments in Real Estate	16,118
Torreyana Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Torreyana Road
Year of Property Built	1980/1997
Property, Encumbrances	0
Property Initial Cost, Land	7,660
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	24,468
Property Gross Amount Carried at December 31,2010, Land	7,660
Property Gross Amount Carried at December 31,2010, Building and Improvements	24,468
Property Gross Amount Carried at December 31,2010, Total	32,128
Property, Accumulated Depreciation	3,002
Investments in Real Estate	29,126
9865 Towne Centre Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9865 Towne Centre Drive
Year of Property Built	2008
Property, Encumbrances	0
Property Initial Cost, Land	5,738
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	2,991
Property Gross Amount Carried at December 31,2010, Land	5,738
Property Gross Amount Carried at December 31,2010, Building and Improvements	23,197
Property Gross Amount Carried at December 31,2010, Total	28,935
Property, Accumulated Depreciation	2,863
Investments in Real Estate	26,072
9885 Towne Centre Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	9885 Towne Centre Drive
Year of Property Built	2001/2008
Property, Encumbrances	0
Property Initial Cost, Land	4,982
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	28,513
Property Gross Amount Carried at December 31,2010, Land	4,982
Property Gross Amount Carried at December 31,2010, Building and Improvements	28,513
Property Gross Amount Carried at December 31,2010, Total	33,495
Property, Accumulated Depreciation	5,257
Investments in Real Estate	28,238
Tributary Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Tributary Street
Year of Property Built	1983/1998
Property, Encumbrances	0
Property Initial Cost, Land	2,060
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,597
Property Gross Amount Carried at December 31,2010, Land	2,060
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,597
Property Gross Amount Carried at December 31,2010, Total	12,657
Property, Accumulated Depreciation	1,865
Investments in Real Estate	10,792
900 Uniqema Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	900 Uniqema Boulevard
Year of Property Built	2000
Property, Encumbrances	814
Property Initial Cost, Land	404
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	3,692
Property Gross Amount Carried at December 31,2010, Land	404
Property Gross Amount Carried at December 31,2010, Building and Improvements	3,714
Property Gross Amount Carried at December 31,2010, Total	4,118
Property, Accumulated Depreciation	589
Investments in Real Estate	3,529
1000 Uniqema Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	1000 Uniqema Boulevard
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	1,350
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,229
Property Gross Amount Carried at December 31,2010, Land	1,350
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,300
Property Gross Amount Carried at December 31,2010, Total	14,650
Property, Accumulated Depreciation	2,067
Investments in Real Estate	12,583
Vassar Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Vassar Street
Year of Property Built	1950/1998
Property, Encumbrances	0
Property Initial Cost, Land	2,040
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	13,841
Property Gross Amount Carried at December 31,2010, Land	2,040
Property Gross Amount Carried at December 31,2010, Building and Improvements	25,277
Property Gross Amount Carried at December 31,2010, Total	27,317
Property, Accumulated Depreciation	3,398
Investments in Real Estate	23,919
Waples Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Waples Street
Year of Property Built	1983/2005
Property, Encumbrances	0
Property Initial Cost, Land	2,470
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	2,907
Property Gross Amount Carried at December 31,2010, Land	2,470
Property Gross Amount Carried at December 31,2010, Building and Improvements	13,946
Property Gross Amount Carried at December 31,2010, Total	41,022
Property, Accumulated Depreciation	6,738
Investments in Real Estate	40,736
Walnut Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Walnut Street
Year of Property Built	1972/2004
Property, Encumbrances	0
Property Initial Cost, Land	5,200
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	36,067
Property Gross Amount Carried at December 31,2010, Land	5,200
Property Gross Amount Carried at December 31,2010, Building and Improvements	36,067
Property Gross Amount Carried at December 31,2010, Total	41,267
Property, Accumulated Depreciation	5,887
Investments in Real Estate	35,380
Weston Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	Weston Parkway
Year of Property Built	1990
Property, Encumbrances	0
Property Initial Cost, Land	536
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	5,022
Property Gross Amount Carried at December 31,2010, Land	536
Property Gross Amount Carried at December 31,2010, Building and Improvements	5,022
Property Gross Amount Carried at December 31,2010, Total	5,558
Property, Accumulated Depreciation	173
Investments in Real Estate	5,385
675 West Kendall Street (Kendall A) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	675 West Kendall Street (Kendall A)
Year of Property Built	2002
Property, Encumbrances	0
Property Initial Cost, Land	4,922
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	121,182
Property Gross Amount Carried at December 31,2010, Land	4,922
Property Gross Amount Carried at December 31,2010, Building and Improvements	121,989
Property Gross Amount Carried at December 31,2010, Total	126,911
Property, Accumulated Depreciation	20,016
Investments in Real Estate	106,895
West Watkins Mill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	West Watkins Mill
Year of Property Built	1999
Property, Encumbrances	0
Property Initial Cost, Land	2,320
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	10,393
Property Gross Amount Carried at December 31,2010, Land	2,320
Property Gross Amount Carried at December 31,2010, Building and Improvements	10,591
Property Gross Amount Carried at December 31,2010, Total	12,911
Property, Accumulated Depreciation	856
Investments in Real Estate	12,055
50 West Watkins Mill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	50 West Watkins Mill
Year of Property Built	1988/2005
Property, Encumbrances	0
Property Initial Cost, Land	1,451
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	11,611
Property Gross Amount Carried at December 31,2010, Land	1,451
Property Gross Amount Carried at December 31,2010, Building and Improvements	11,611
Property Gross Amount Carried at December 31,2010, Total	13,062
Property, Accumulated Depreciation	723
Investments in Real Estate	12,339
217th Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Description of Property	217th Place
Year of Property Built	1987/2007
Property, Encumbrances	0
Property Initial Cost, Land	7,125
Property Initial Cost, Ground Lease	0
Property Initial Cost, Building and Improvements	3,529
Property Gross Amount Carried at December 31,2010, Land	7,125
Property Gross Amount Carried at December 31,2010, Building and Improvements	18,155
Property Gross Amount Carried at December 31,2010, Total	25,280
Property, Accumulated Depreciation	2,801
Investments in Real Estate	$ 22,479